INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
10.
INTANGIBLE ASSETS

The intangible assets consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB
Student base	12,510	12,510
Trademark	1,675	1,675
Total	14,185	14,185
Less: Accumulated amortization	(966)	(4,277)
Accumulated impairment loss	—	(9,831)
	13,219	77

The Group recognized amortization expense of RMB137, RMB656 and RMB3,311 for the years ended December 31 2019, 2020 and 2021, respectively. As of December 31, 2021, the Group expects to recognize amortization expenses of RMB20, RMB8, RMB8, RMB8 and RMB8 for the next five years, respectively, and RMB25 thereafter.

The Group reviews its intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. As a result of the changes in the regulatory environment of the online education industry and the Business Restructuring, the Group performed an impairment assessment on intangible assets in 2021 and the intangible assets were fully impaired as the Group does not expect to obtain any benefits from those given the changes in regulations.

The Group recorded impairment losses on intangible assets amounted to nil and RMB9,831 during the years ended December 31, 2020 and 2021, respectively.